Commitments And Contingencies (Tables)	12 Months Ended
Sep. 30, 2011
Commitments And Contingencies [Abstract]
Commitments Outstanding To Originate And Purchase Loans

	2011	2010
	(Dollars in thousands)
Originate fixed-rate	$89,059	$75,001
Originate adjustable-rate	24,047	20,144
Purchase/participate fixed-rate	30,650	3,526
Purchase/participate adjustable-rate	26,556	8,395
	$170,312	$107,066